Dec. 15, 2015
Hatteras Long / Short Equity Fund
Hatteras Long / Short Equity Fund
Hatteras Alternative Mutual Funds Trust (the “Trust”)

Supplement

December 15, 2015

to the

Hatteras Alpha Hedged Strategies Fund

Hatteras Long/Short Equity Fund

Hatteras Long/Short Debt Fund

Hatteras Managed Futures Strategies Fund

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2015, as previously supplemented

Hatteras Alternative Multi-Manager Fund

Summary Prospectus, Prospectus and SAI

dated December 4, 2015

No Load | Class A | Class C | Class H | Institutional Class

(collectively, the “Funds”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH EACH SUMMARY PROSPECTUS, PROSPECTUS AND SAI.

2. Changes in Fund Investment Objectives

On December 9, 2015, the Board approved a new investment objective for each of the Funds, as described in the table below.  The new investment objective for each Fund will go into effect on February 13, 2016, 60 days following this notice to shareholders.

Hatteras Long/Short Equity Fund
Current Investment Objective	New Investment Objective
The Hatteras Long/Short Equity Fund seeks to achieve consistent returns with moderate correlation to traditional U.S. equities market indices and lower volatility of monthly returns over a market cycle.
The Hatteras Long/Short Equity Fund seeks long term capital appreciation.

1. Change in Benchmark Indices

Effective December 9, 2015, the Board of Trustees of the Trust approved certain changes in the broad-based unmanaged benchmark indices used for comparison with each Fund’s performance in each Summary Prospectus and Prospectus, as described in the table below.

Hatteras Long/Short Equity Fund
	Old	New
Primary Benchmark	HFRX Equity Hedge Index	HFRX Equity Hedge Index
Secondary Benchmark	S&P 500 Index (Dividends Reinvested)	S&P 500 Total Return Index

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.